NYSE

15008451

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

DEC 16 2015

Washington, DC 20549

CERT NYS
File No. 001-

December 16, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 7.00% Series D Cumulative Convertible Preferred Stock, par value $0.01 per share of ALEXANDRIA REAL ESTATE EQUITIES, INC. under the Exchange Act of 1934.

Sincerely,

[signature]